Net Income per Share (Tables)	12 Months Ended
Dec. 31, 2019
Net Income per Share
Schedule of computation of basic and diluted net income per share attributable to ordinary shareholders

The following table sets forth the computation of basic and diluted net income per share attributable to ordinary shareholders:

	Years Ended December 31,
	(Amount in Thousands, Except Shares Data)
	2017	2018	2019	2019
	Class A and Class B	Class A and Class B	Class A and Class B	Class A and Class B
	RMB	RMB	RMB	US$
Net income attributable to Class A and Class B ordinary shareholders—basic	762,923	811,297	829,151	119,098
Plus: interest expense for convertible notes	20,042	7,707	679	98
Net income attributable to Class A and Class B ordinary shareholders—diluted	782,965	819,004	829,830	119,196
Weighted average number of Class A and Class B ordinary shares outstanding—basic	28,275,637	29,288,401	30,580,181	30,580,181
Plus: share options	189,508	347,703	244,806	244,806
Plus: non-vested restricted shares	73,337	26,308	36,385	36,385
Plus: shares outstanding for convertible notes	1,695,341	1,048,128	62,723	62,723
Weighted average number of Class A and Class B ordinary shares outstanding—diluted	30,233,823	30,710,540	30,924,095	30,924,095
Basic net income per share	26.98	27.70	27.12	3.90
Diluted net income per share	25.90	26.67	26.84	3.86

Schedule of antidilutive net income per share

Diluted net income per share does not include the following instruments as their inclusion would be antidilutive:

	Years Ended December 31,
	2017	2018	2019
Share options	243,561	168,203	72,929
Non-vested restricted shares	—	150,897	91,550
Total	243,561	319,100	164,479